COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments
Amount
Undiscounted minimum future lease payments
Total instalments due:
2021	47,340
2022	7,890
55,230